GEOGRAPHIC INFORMATION AND MAJOR CUSTOMER DATA (Tables)	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Schedule of Revenues by Geographic Area
The following is a summary of revenues within geographic areas based on the end-customer's location:

	Year ended December 31,
	2016	2015	2014

United States	$6,970	$8,536	$9,929
United Kingdom	1,930	1,518	1,513
Germany	1,549	1,316	1,976
Netherlands	1,465	1,577	1,668
South Africa	933	1,479	613
Ireland	182	1,230	-
Other	1,442	1,667	674

	$14,471	$17,323	$16,373

Schedule of Long-Lived Assets by Geographic Area
	December 31,
	2016	2015
Property and equipment:

Israel	$282	$202
North America	157	186

	$439	$388

Percentage of Total Revenues	Major customers' data as a percentage of total revenues:
	Year ended December 31,
	2016	2015	2014

Customer A	11%	8%	12%
Customer B	10%	9%	10%
Customer C	2%	3%	23%